Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 6 - GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill:
(i)	Composition

Composition of goodwill and changes therein the years ended December 31, 2015 and 2014 are as follows:

	December 31
	2015	2014
	$ in thousands
Balance at the beginning of year	179,445	12,444
Acquired during the year (see Note 3)	—	167,001
Disposed during the year following the Thermal Products Business based on relative fair value	(9,593)
Purchase price adjustment	325
Balance at the end of the year	170,177	179,445

(ii)	Annual goodwill impairment test

As mentioned in Note 1m, the Company has designated September 30 of each year as the date on which it performs its annual goodwill impairment test.

In the years ended December 31, 2015 and 2014, the Company determined there was no impairment with respect to goodwill.

NOTE 6 – GOODWILL AND OTHER INTANGIBLE ASSETS (continued):

b.	Other intangible assets

Other intangible assets are composed as follows:

	December 31
	2015	2014
	$ in thousands
Cost:
Intellectual property	126,190	120,780
Customer relations	96,824	100,831
Trade name	5,618	5,960
In-process research and development	—	6,920
Backlog	10,029	10,398
	238,661	244,889
Less:
Accumulated amortization	129,026	99,807
	109,635	145,082

Amortization of other intangible assets totaled $30,224,000, $19,235,000 and $4,041,000 in the years ended December 31, 2015, 2014 and 2013, respectively.

Estimated amortization expense for the years stated below is as follows:

$ in thousands:
Year ending December 31:
2016	26,993
2017	25,405
2018	25,093
2019	18,226
2020	9,880
2021 and thereafter	4,038
109,635